1801 California St., Suite 5200 Denver, Colorado 80202 (720) 482-1574

August 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)

(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are hereby filing a combined information statement and registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby all of the assets of Transamerica Concentrated Growth and Transamerica Growth, each a separate series of the Registrant, will be transferred in tax-free reorganizations to Transamerica US Growth and Transamerica Capital Growth, respectively, each also a separate series of the Registrant, in exchange for shares of Transamerica US Growth and Transamerica Capital Growth, respectively.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about September 3, 2019 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.